UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2010

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2010

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 98.83%

COMMON STOCKS 4.17%

Aerospace & Defense 0.14%

Hexcel Corp.*	250	$4,447,500
SAIC, Inc.*	400	6,392,000

Total		10,839,500

Auto Parts & Equipment 0.33%

Cooper-Standard Holdings, Inc.*	111	4,014,284
Cooper-Standard Holdings, Inc.*(a)	642	22,781,770

Total		26,796,054

Automakers 0.03%

Oshkosh Corp.*	100	2,750,000

Banking 0.13%

Bank of America Corp.	250	3,277,500
CIT Group, Inc.*	124	5,045,638
Fifth Third Bancorp	200	2,406,000

Total		10,729,138

Chemicals 0.23%

LyondellBasell Industries NV Class B (Netherlands)*(b)	571	13,609,001
Rockwood Holdings, Inc.*	135	4,248,450
TPC Group, Inc.*	35	838,750

Total		18,696,201

Diversified Capital Goods 0.31%

Emerson Electric Co.	350	18,431,000
Pall Corp.	150	6,246,000

Total		24,677,000

Electronics 0.05%

Micron Technology, Inc.*	500	3,605,000

Energy: Exploration & Production 0.41%

Continental Resources, Inc.*	150	6,954,000
Devon Energy Corp.	150	9,711,000
Whiting Petroleum Corp.*	168	16,065,928

Total		32,730,928

Food & Drug Retailers 0.09%

Ingles Markets, Inc. Class A	185	3,072,850
SUPERVALU, INC.	350	4,035,500

Total		7,108,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2010

Investments	Shares (000)	Value
Forestry/Paper 0.36%

Smurfit-Stone Container Corp.*	1,600	$29,392,000

Integrated Energy 0.25%

ConocoPhillips	350	20,100,500

Investments & Miscellaneous Financial Services 0.14%

SPDR S&P 500 ETF Trust	100	11,412,000

Life Insurance 0.19%

MetLife, Inc.	400	15,380,000

Media: Cable 0.62%

Charter Communications, Inc. Class A*(c)	1,530	49,739,917

Media: Services 0.12%

Omnicom Group, Inc.	250	9,870,000

Pharmaceuticals 0.27%

Celgene Corp.*	200	11,522,000
Gilead Sciences, Inc.*	150	5,341,500
Pfizer, Inc.	300	5,151,000

Total		22,014,500

Railroads 0.20%

Union Pacific Corp.	200	16,360,000

Software/Services 0.19%

Adobe Systems, Inc.*	220	5,753,000
Microsoft Corp.	250	6,122,500
Nuance Communications, Inc.*	200	3,128,000

Total		15,003,500

Support: Services 0.03%

CRA International, Inc.*	150	2,707,500

Telecommunications: Wireless 0.08%

QUALCOMM, Inc.	150	6,768,000

Total Common Stocks (cost $301,000,207)		336,680,088

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 8.30%

Airlines 0.19%

United Continental Holdings, Inc.	4.50%	6/30/2021	$15,000	15,060,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Automakers 0.37%

Ford Motor Co.	4.25%	11/15/2016	$20,000	$29,950,000

Beverages 0.14%

Central European Distribution Corp. (Poland)(b)	3.00%	3/15/2013	12,050	10,965,500

Brokerage 0.06%

Jefferies Group, Inc.	3.875%	11/1/2029	5,000	5,056,250

Computer Hardware 0.52%

Intel Corp.	2.95%	12/15/2035	20,000	19,875,000
SanDisk Corp.	1.00%	5/15/2013	18,000	16,605,000
SanDisk Corp.	1.50%	8/15/2017	6,000	5,587,500

Total				42,067,500

Diversified Capital Goods 0.41%

General Cable Corp. (2.25% after 11/15/19)~	4.50%	11/15/2029	25,000	25,218,750
Ingersoll-Rand Co., Ltd.	4.50%	4/15/2012	4,000	8,170,000

Total				33,388,750

Electronics 0.24%

Itron, Inc.	2.50%	8/1/2026	17,500	19,621,875

Health Services 0.41%

Human Genome Sciences, Inc.	2.25%	10/15/2011	13,375	26,800,156
Incyte Corp.	4.75%	10/1/2015	3,000	6,033,750

Total				32,833,906

Hotels 0.12%

Host Hotels & Resorts LP†	2.625%	4/15/2027	10,000	9,800,000

Integrated Energy 0.23%

SunPower Corp.	4.75%	4/15/2014	10,000	9,212,500
Suntech Power Holdings Co., Ltd. (China)(b)	3.00%	3/15/2013	11,250	9,759,375

Total				18,971,875

Media: Broadcast 0.26%

Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	21,045	20,781,938

Media: Diversified 0.38%

Liberty Media LLC (convertible into Viacom, Inc., Class B and CBS Corp.)	3.25%	3/15/2031	45,000	30,375,000

Media: Services 0.09%

Omnicom Group, Inc.	Zero Coupon	7/1/2038	7,000	6,973,750

Medical Products 0.52%

Fisher Scientific International, Inc.	3.25%	3/1/2024	8,425	10,615,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Medical Products (continued)

Life Technologies Corp.	1.50%	2/15/2024	$20,000	$22,675,000
Medtronic, Inc.	1.625%	4/15/2013	8,500	8,531,875

Total				41,822,375

Metals/Mining (Excluding Steel) 0.48%

Newmont Mining Corp.	1.25%	7/15/2014	20,000	29,225,000
Newmont Mining Corp.	3.00%	2/15/2012	5,000	7,143,750
Patriot Coal Corp.	3.25%	5/31/2013	3,000	2,707,500

Total				39,076,250

Oil Field Equipment & Services 0.12%

Exterran Energy Corp.	4.75%	1/15/2014	10,000	9,650,000

Packaging 0.20%

Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015	16,375	16,129,375

Pharmaceuticals 0.97%

Gilead Sciences, Inc.	0.625%	5/1/2013	21,000	23,178,750
Salix Pharmaceuticals Ltd.	2.75%	5/15/2015	4,000	4,585,000
Teva Pharmaceutical Finance Co. BV (Israel)(b)	1.75%	2/1/2026	33,100	38,809,750
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	11,500	11,485,625

Total				78,059,125

Software/Services 1.24%

Alliance Data Systems Corp.	1.75%	8/1/2013	8,500	8,829,375
Blackboard, Inc.	3.25%	7/1/2027	12,500	12,578,125
EMC Corp.	1.75%	12/1/2011	20,000	26,350,000
Informatica Corp.	3.00%	3/15/2026	11,000	21,271,250
Nuance Communications, Inc.	2.75%	8/15/2027	1,250	1,364,063
salesforce.com, Inc.†	0.75%	1/15/2015	4,450	6,391,312
Symantec Corp.	0.75%	6/15/2011	23,000	23,575,000

Total				100,359,125

Support: Services 0.09%

CRA International, Inc.	2.875%	6/15/2034	7,560	7,569,450

Telecommunications Equipment 0.68%

Ciena Corp.	0.25%	5/1/2013	27,500	24,681,250
JDS Uniphase Corp.	1.00%	5/15/2026	32,000	30,000,000

Total				54,681,250

Telecommunications: Wireless 0.58%

SBA Communications Corp.	4.00%	10/1/2014	32,000	47,080,000

Total Convertible Bonds (cost $613,565,260)				670,273,294

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2010

Investments	Interest Rate	Shares (000)	Value
CONVERTIBLE PREFERRED STOCKS 3.85%

Agency/Government Related 0.00%

Fannie Mae	8.75%	450	$184,500

Auto Parts & Equipment 0.05%

Cooper-Standard Holdings, Inc. PIK(a)	7.00%	22	3,547,520

Banking 1.51%

Bank of America Corp.	7.25%	43	41,756,250
Citigroup, Inc.	7.50%	335	39,700,850
Wells Fargo & Co.	7.50%	40	40,240,000

Total			121,697,100

Energy: Exploration & Production 0.39%

Apache Corp.	6.00%	529	30,682,000
Whiting Petroleum Corp.	6.25%	2	455,036

Total			31,137,036

Food: Wholesale 0.45%

Archer Daniels Midland Co.	6.25%	500	20,670,000
Bunge Ltd.	4.875%	180	15,705,000

Total			36,375,000

Gas Distribution 0.65%

El Paso Corp.	4.99%	23	26,035,200
Williams Cos., Inc. (The)	5.50%	300	26,306,250

Total			52,341,450

Investments & Miscellaneous Financial Services 0.24%

AMG Capital Trust I	5.10%	450	19,125,000

Multi-Line Insurance 0.07%

Hartford Financial Services Group, Inc. (The)	7.25%	250	5,930,000

Pharmaceuticals 0.37%

Mylan, Inc.	6.50%	27	30,179,250

Railroads 0.12%

Kansas City Southern	5.125%	8	9,733,125

Total Convertible Preferred Stocks (cost $297,200,390)			310,249,981

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
FLOATING RATE LOANS(d) 2.50%

Aerospace/Defense 0.12%

Hawker Beechcraft Acquistion Co. LLC Letter of Credit	2.633%	3/26/2014	$618	$500,950
Hawker Beechcraft Corp. Term Loan	2.256% - 2.289%	3/26/2014	10,801	8,758,773

Total				9,259,723

Automakers 0.13%

Ford Motor Co. Term Loan	3.01% - 3.05%	12/16/2013	11,015	10,818,620

Consumer/Commercial/Lease Financing 0.25%

American General Finance Corp. Term Loan B	7.25%	4/21/2015	20,000	20,132,820

Department Stores 0.12%

Neiman-Marcus Group, Inc. (The) Term Loan B	2.258% - 2.294%	4/5/2013	10,113	9,817,594

Electric: Generation 0.16%

Texas Competitive Electric Holdings Co. LLC Term Loan B2	3.758% - 4.066%	10/10/2014	17,017	13,243,461

Forestry/Paper 0.08%

Smurfit-Stone Container Corp. Exit Term Loan B	6.75%	2/22/2016	6,484	6,535,082

Gaming 0.11%

Harrah’s Operating Co., Inc. Term Loan B1	3.498%	1/28/2015	10,000	8,618,050

Health Facilities 0.38%

Community Health Systems, Inc. Delayed Draw Term Loan	2.549%	7/25/2014	477	452,796
Community Health Systems, Inc. Term Loan	2.549%	7/25/2014	9,272	8,808,684
HCA, Inc. Extended Term Loan B2	3.539%	3/17/2017	7,057	6,844,742
HCA, Inc. Term Loan B	2.539%	11/18/2013	15,107	14,562,553

Total				30,668,775

Insurance Brokerage 0.10%

USI Holdings Corp. Incremental Term Loan	7.00%	5/5/2014	7,920	7,761,600

Investments & Miscellaneous Financial Services 0.46%

Nuveen Investments, Inc. 1st Lien Term Loan	3.289% - 3.481%	11/13/2014	24,956	22,503,203
Nuveen Investments, Inc. 2nd Lien Term Loan	12.50%	7/31/2015	13,800	14,964,375

Total				37,467,578

Machinery 0.20%

Baldor Electric Co. Term Loan B	5.25% - 5.50%	1/31/2014	8,892	8,976,640
Veyance Technologies, Inc. 2nd Lien Term Loan	6.006%	7/13/2015	9,000	7,011,000

Total				15,987,640

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Media: Broadcast 0.10%

FoxCo Acquisition Sub LLC Term Loan	7.50%	7/14/2015		$7,943	$7,813,652

Pharmaceuticals 0.06%

Mylan Laboratories, Inc. Term Loan B	3.563%	10/2/2014		4,739	4,738,849

Software/Services 0.12%

Nuance Communications, Inc. Incremental Term Loan	2.01%	3/29/2013		5,985	5,844,277
Nuance Communications, Inc. Term Loan	2.01%	3/29/2013		3,990	3,896,053

Total					9,740,330

Specialty Retail 0.11%

Michaels Stores, Inc. Term Loan B1	2.563% - 2.75%	10/31/2013		4,020	3,892,538
Michaels Stores, Inc. Term Loan B2	4.813% - 5.00%	7/31/2016		5,411	5,315,160

Total					9,207,698

Total Floating Rate Loans (cost $195,294,299)					201,811,472

FOREIGN BOND 0.12%

Netherlands

Ziggo Bond Co. BV†(e) (cost $8,831,571)	8.00%	5/15/2018	EUR	6,750	9,708,046

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 0.25%

Federal National Mortgage Assoc.(f) (cost $19,732,590)	4.50%	2/1/2039		$19,461	20,306,059

HIGH YIELD CORPORATE BONDS 79.17%

Aerospace/Defense 0.83%

Alliant Techsystems, Inc.	6.875%	9/15/2020		3,500	3,574,375
Esterline Technologies Corp.	6.625%	3/1/2017		8,000	8,240,000
Esterline Technologies Corp.†	7.00%	8/1/2020		9,100	9,464,000
Mantech International Corp.	7.25%	4/15/2018		15,000	15,637,500
Moog, Inc.	6.25%	1/15/2015		10,750	10,803,750
Spirit Aerosystems, Inc.	7.50%	10/1/2017		7,575	7,859,063
Triumph Group, Inc.	8.00%	11/15/2017		10,820	11,144,600

Total					66,723,288

Airlines 0.54%

Delta Air Lines, Inc.†	9.50%	9/15/2014		3,953	4,308,770
UAL 2007-1 Pass Through Trust	6.636%	7/2/2022		8,124	8,103,395
United Air Lines, Inc.†	9.875%	8/1/2013		18,500	20,165,000
United Air Lines, Inc.†	12.00%	11/1/2013		9,600	10,656,000

Total					43,233,165

Apparel/Textiles 0.44%

Levi Strauss & Co.	7.625%	5/15/2020		8,675	9,043,688
Levi Strauss & Co.	8.875%	4/1/2016		14,000	14,875,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2010

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Value
Apparel/Textiles (continued)

Quiksilver, Inc.	6.875%	4/15/2015		$12,350	$11,763,375

Total					35,682,063

Auto Loans 0.34%

Ford Motor Credit Co. LLC	8.00%	6/1/2014		25,000	27,359,800

Auto Parts & Equipment 1.73%

BorgWarner, Inc.	4.625%	9/15/2020		5,600	5,698,218
Cooper-Standard Automotive, Inc.†	8.50%	5/1/2018		15,000	15,637,500
Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016		15,000	17,062,500
Pinafore LLC/Pinafore, Inc.†	9.00%	10/1/2018		3,500	3,692,500
Stanadyne Corp.	10.00%	8/15/2014		10,000	9,500,000
Stanadyne Corp.	12.00%	2/15/2015		15,000	12,450,000
Stoneridge, Inc.†	9.50%	10/15/2017		7,250	7,467,500
Tenneco, Inc.†	7.75%	8/15/2018		2,950	3,038,500
Tenneco, Inc.	8.625%	11/15/2014		20,000	20,600,000
TRW Automotive, Inc.†	7.25%	3/15/2017		26,500	28,288,750
TRW Automotive, Inc.†	8.875%	12/1/2017		15,000	16,500,000

Total					139,935,468

Automakers 0.69%

Ford Motor Co.	7.45%	7/16/2031		20,375	21,342,813
Motors Liquidation Co.(g)	8.375%	7/15/2033		15,000	5,137,500
Navistar International Corp.	8.25%	11/1/2021		20,000	21,450,000
Oshkosh Corp.	8.50%	3/1/2020		7,350	7,993,125

Total					55,923,438

Banking 3.09%

Ally Financial, Inc.†	7.50%	9/15/2020		13,150	14,070,500
Ally Financial, Inc.†	8.30%	2/12/2015		30,250	33,048,125
American Express Credit Corp.	2.75%	9/15/2015		7,400	7,454,975
Banco Panamericano SA (Brazil)†(b)	8.50%	4/23/2020		5,000	5,537,500
Bank of America Corp.	5.75%	12/1/2017		10,000	10,707,270
Bank of America Corp.	8.00%	—	(h)	15,000	15,494,415
Capital One Capital VI	8.875%	5/15/2040		20,000	21,150,000
Discover Bank	8.70%	11/18/2019		11,200	13,237,022
Fifth Third Capital Trust IV	6.50%	4/15/2037		16,250	15,620,312
JPMorgan Chase & Co.	7.90%	—	(h)	7,275	7,822,597
Regions Financial Corp.	7.75%	11/10/2014		6,025	6,532,142
Regions Financing Trust II	6.625%	5/15/2047		10,000	8,828,480
Royal Bank of Scotland Group plc (The) (United Kingdom)(b)	5.00%	11/12/2013		10,000	10,081,480
Royal Bank of Scotland Group plc (The) (United Kingdom)(b)	6.40%	10/21/2019		7,500	8,175,368
SVB Financial Group	5.375%	9/15/2020		9,350	9,515,607
Wachovia Capital Trust III	5.80%	—	(h)	15,000	13,312,500
Washington Mutual Bank(g)	6.875%	6/15/2011		22,500	157,500
Wells Fargo & Co.	5.35%	5/6/2018		20,000	20,040,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Banking (continued)

Zions Bancorporation	7.75%	9/23/2014	$27,000	$28,633,473

Total				249,419,826

Beverages 0.42%

CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016	15,000	16,200,000
Constellation Brands, Inc.	7.25%	5/15/2017	16,700	17,889,875

Total				34,089,875

Brokerage 0.56%

Cantor Fitzgerald LP†	7.875%	10/15/2019	7,450	7,833,884
Lazard Group LLC	7.125%	5/15/2015	12,500	13,650,112
Raymond James Financial, Inc.	8.60%	8/15/2019	20,000	24,001,420

Total				45,485,416

Building & Construction 0.98%

Beazer Homes USA, Inc.	6.50%	11/15/2013	10,000	9,700,000
K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016	9,750	9,810,938
KB Home	9.10%	9/15/2017	18,000	18,585,000
Lennar Corp.	12.25%	6/1/2017	17,700	20,974,500
Ryland Group, Inc.	8.40%	5/15/2017	7,500	8,137,500
Toll Brothers Finance Corp.	8.91%	10/15/2017	10,000	11,655,210

Total				78,863,148

Building Materials 0.50%

Building Materials Corp. of America†	7.50%	3/15/2020	5,150	5,201,500
Cemex Finance LLC†	9.50%	12/14/2016	4,825	4,879,040
Masco Corp.	7.125%	3/15/2020	12,000	12,314,040
Owens Corning, Inc.	9.00%	6/15/2019	15,000	17,771,220

Total				40,165,800

Chemicals 2.64%

Airgas, Inc.†	7.125%	10/1/2018	10,500	11,602,500
Ashland, Inc.	9.125%	6/1/2017	9,000	10,350,000
Celanese US Holdings LLC†	6.625%	10/15/2018	3,450	3,536,250
CF Industries, Inc.	6.875%	5/1/2018	3,650	3,937,438
CF Industries, Inc.	7.125%	5/1/2020	5,000	5,481,250
Chemtura Corp.†	7.875%	9/1/2018	10,000	10,475,000
Dow Chemical Co. (The)	8.55%	5/15/2019	15,000	18,970,695
Huntsman International LLC	8.625%	3/15/2020	23,000	23,920,000
INEOS Finance plc (United Kingdom)†(b)	9.00%	5/15/2015	4,350	4,562,063
INEOS Group Holdings plc (United Kingdom)†(b)	8.50%	2/15/2016	24,625	20,962,031
INVISTA†	9.25%	5/1/2012	12,037	12,217,555
Lyondell Chemical Co.†	8.00%	11/1/2017	20,000	21,900,000
Nalco Co.	8.25%	5/15/2017	15,000	16,650,000
Nalco Co.	8.875%	11/15/2013	10,425	10,711,687
Phibro Animal Health Corp.†	9.25%	7/1/2018	8,535	8,876,400
Potash Corp. of Saskatchewan, Inc. (Canada)(b)	4.875%	3/30/2020	9,750	10,384,627

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals (continued)

Rockwood Specialties Group, Inc.	7.50%	11/15/2014	$18,250	$18,751,875

Total				213,289,371

Computer Hardware 0.55%

Brocade Communications Systems, Inc.	6.625%	1/15/2018	13,250	13,846,250
Brocade Communications Systems, Inc.	6.875%	1/15/2020	13,500	14,242,500
Seagate HDD Cayman†	6.875%	5/1/2020	16,500	16,211,250

Total				44,300,000

Consumer/Commercial/Lease Financing 1.86%

American General Finance Corp.	6.90%	12/15/2017	18,650	15,666,000
CIT Group, Inc.	7.00%	5/1/2014	6,000	6,015,000
CIT Group, Inc.	7.00%	5/1/2016	67,000	66,330,000
International Lease Finance Corp.†	7.125%	9/1/2018	6,200	6,711,500
International Lease Finance Corp.†	8.625%	9/15/2015	12,100	12,977,250
International Lease Finance Corp.†	8.75%	3/15/2017	24,500	26,337,500
Provident Funding Associates†	10.25%	4/15/2017	15,800	16,353,000

Total				150,390,250

Consumer Products 0.31%

Elizabeth Arden, Inc.	7.75%	1/15/2014	25,000	25,281,250

Department Stores 1.00%

J.C. Penney Corp., Inc.	7.125%	11/15/2023	5,025	5,276,250
J.C. Penney Corp., Inc.	7.95%	4/1/2017	9,735	10,976,212
Macy’s Retail Holdings, Inc.	5.90%	12/1/2016	25,000	26,750,000
Macy’s Retail Holdings, Inc.	6.375%	3/15/2037	12,900	12,835,500
Macy’s Retail Holdings, Inc.	8.375%	7/15/2015	17,125	19,693,750
Sears Holdings Corp.†	6.625%	10/15/2018	5,450	5,450,000

Total				80,981,712

Diversified Capital Goods 2.41%

Actuant Corp.	6.875%	6/15/2017	23,000	23,575,000
Amsted Industries, Inc.†	8.125%	3/15/2018	15,000	15,693,750
Belden, Inc.	7.00%	3/15/2017	17,500	17,631,250
Belden, Inc.†	9.25%	6/15/2019	12,000	13,020,000
Mueller Water Products, Inc.	7.375%	6/1/2017	23,500	20,856,250
Park-Ohio Industries, Inc.	8.375%	11/15/2014	11,850	11,613,000
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	30,000	30,637,500
Sensus USA, Inc.	8.625%	12/15/2013	21,000	21,315,000
SPX Corp.†	6.875%	9/1/2017	21,000	22,365,000
Valmont Industries, Inc.	6.625%	4/20/2020	17,500	18,060,717

Total				194,767,467

Electric: Generation 1.85%

Dynegy Holdings, Inc.	7.75%	6/1/2019	22,500	15,525,000
Dynegy Holdings, Inc.	8.375%	5/1/2016	32,500	25,512,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Generation (continued)

Edison Mission Energy	7.00%	5/15/2017	$20,000	$14,550,000
Edison Mission Energy	7.75%	6/15/2016	10,000	7,875,000
Mirant Americas Generation LLC	9.125%	5/1/2031	30,250	28,813,125
NRG Energy, Inc.	7.25%	2/1/2014	15,000	15,431,250
RRI Energy, Inc.	6.75%	12/15/2014	6,352	6,526,680
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015	53,675	35,425,500

Total				149,659,055

Electric: Integrated 1.29%

AES Corp. (The)	8.00%	10/15/2017	33,950	36,835,750
Black Hills Corp.	5.875%	7/15/2020	8,000	8,477,048
Black Hills Corp.	6.50%	5/15/2013	5,000	5,447,600
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	15,700	15,997,389
EDF SA (France)†(b)	6.50%	1/26/2019	12,000	14,679,924
PSEG Power LLC	5.32%	9/15/2016	20,000	22,413,920

Total				103,851,631

Electronics 1.36%

Advanced Micro Devices, Inc.†	7.75%	8/1/2020	16,000	16,600,000
Advanced Micro Devices, Inc.	8.125%	12/15/2017	9,225	9,778,500
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	8,800	9,196,000
Freescale Semiconductor, Inc.†	10.125%	3/15/2018	9,200	9,844,000
Freescale Semiconductor, Inc.†	10.75%	8/1/2020	20,000	20,150,000
KLA-Tencor Corp.	6.90%	5/1/2018	12,850	14,762,273
NXP BV LLC (Netherlands)(b)	9.50%	10/15/2015	15,500	15,926,250
NXP BV LLC (Netherlands)†(b)	9.75%	8/1/2018	12,500	13,375,000

Total				109,632,023

Energy: Exploration & Production 4.06%

Anadarko Petroleum Corp.	7.625%	3/15/2014	10,000	11,324,850
Brigham Exploration Co.†	8.75%	10/1/2018	9,825	10,168,875
Chesapeake Energy Corp.	6.625%	8/15/2020	17,500	18,375,000
Cimarex Energy Co.	7.125%	5/1/2017	25,000	26,375,000
Concho Resources, Inc.	8.625%	10/1/2017	5,650	6,017,250
Continental Resources, Inc.†	7.375%	10/1/2020	7,200	7,632,000
Continental Resources, Inc.	8.25%	10/1/2019	29,750	32,725,000
Forest Oil Corp.	7.25%	6/15/2019	32,000	32,880,000
Forest Oil Corp.	8.50%	2/15/2014	9,825	10,782,937
Kerr-McGee Corp.	6.95%	7/1/2024	12,900	14,103,996
Linn Energy LLC/Linn Energy Finance Corp.†	7.75%	2/1/2021	17,000	17,233,750
Nabors Industries, Inc.	6.15%	2/15/2018	10,000	11,146,440
Newfield Exploration Co.	7.125%	5/15/2018	16,500	17,696,250
Pan American Energy LLC (Argentina)†(b)	7.875%	5/7/2021	13,175	13,800,812
QEP Resources, Inc.	6.80%	3/1/2020	10,000	10,432,860
QEP Resources, Inc.	6.875%	3/1/2021	10,700	11,636,250
Quicksilver Resources, Inc.	7.125%	4/1/2016	11,800	11,711,500
Quicksilver Resources, Inc.	8.25%	8/1/2015	23,450	24,857,000
Range Resources Corp.	7.25%	5/1/2018	10,300	10,866,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Energy: Exploration & Production (continued)

Range Resources Corp.	8.00%	5/15/2019	$15,000	$16,462,500
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.50%	9/30/2014	6,650	7,322,568
Whiting Petroleum Corp.	6.50%	10/1/2018	4,200	4,315,500

Total				327,866,838

Environmental 0.23%

Clean Harbors, Inc.	7.625%	8/15/2016	12,420	12,978,900
EnergySolutions, Inc./EnergySolutions LLC†	10.75%	8/15/2018	5,000	5,412,500

Total				18,391,400

Food & Drug Retailers 0.93%

Ingles Markets, Inc.	8.875%	5/15/2017	25,850	27,982,625
Rite Aid Corp.	9.375%	12/15/2015	9,000	7,807,500
Rite Aid Corp.	10.25%	10/15/2019	7,650	8,003,812
Stater Brothers Holdings, Inc.	8.125%	6/15/2012	27,000	27,168,750
Woolworths Ltd. (Australia)†(b)	2.55%	9/22/2015	3,650	3,699,078

Total				74,661,765

Food: Wholesale 1.72%

Bumble Bee Foods LLC	7.75%	12/15/2015	19,350	20,801,250
Bunge NA Finance LP	5.90%	4/1/2017	9,050	9,816,607
Corn Products International, Inc.	4.625%	11/1/2020	10,000	10,250,120
Del Monte Corp.	7.50%	10/15/2019	6,425	6,963,094
Dole Food Co., Inc.	8.75%	7/15/2013	30,000	32,025,000
Dole Food Co., Inc.	13.875%	3/15/2014	5,395	6,608,875
Mead Johnson Nutrition Co.	4.90%	11/1/2019	15,000	16,527,975
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.†	8.25%	9/1/2017	8,500	8,627,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.†	9.25%	4/1/2015	8,250	8,621,250
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	18,250	18,380,396

Total				138,622,067

Forestry/Paper 1.51%

Boise Paper Holdings LLC/Boise Co-Issuer Co.	8.00%	4/1/2020	3,600	3,744,000
Boise Paper Holdings LLC/Boise Finance Co.	9.00%	11/1/2017	3,750	4,040,625
Cascades, Inc. (Canada)(b)	7.75%	12/15/2017	6,300	6,599,250
Cascades, Inc. (Canada)(b)	7.875%	1/15/2020	3,425	3,587,687
Cellu Tissue Holdings, Inc.	11.50%	6/1/2014	10,000	11,800,000
Georgia-Pacific LLC†	8.25%	5/1/2016	35,000	39,068,750
NewPage Corp.	11.375%	12/31/2014	11,150	10,146,500
Rock-Tenn Co.	9.25%	3/15/2016	10,000	11,025,000
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	18,000	18,270,000
Smurfit-Stone Container Corp.(i)	—	—	—	2,763,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Forestry/Paper (continued)

Weyerhaeuser Co.	7.375%	10/1/2019	$10,000	$10,955,430

Total				122,000,992

Gaming 3.28%

Ameristar Casinos, Inc.	9.25%	6/1/2014	11,625	12,467,813
Boyd Gaming Corp.	7.125%	2/1/2016	12,500	10,515,625
Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%	10/15/2015	14,150	13,601,687
Harrah’s Operating Co., Inc.†	12.75%	4/15/2018	17,500	16,406,250
International Game Technology	7.50%	6/15/2019	10,000	11,903,790
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	30,000	27,300,000
Las Vegas Sands Corp.	6.375%	2/15/2015	10,000	10,137,500
Marina District Finance Co., Inc.†	9.875%	8/15/2018	18,000	17,460,000
MCE Finance Ltd.†	10.25%	5/15/2018	11,000	12,292,500
MGM Resorts International	6.75%	4/1/2013	14,000	13,072,500
MGM Resorts International†	9.00%	3/15/2020	4,950	5,234,625
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	7,700	7,873,250
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	20,000	18,000,000
Peninsula Gaming LLC	8.375%	8/15/2015	4,600	4,807,000
River Rock Entertainment Authority (The)	9.75%	11/1/2011	17,000	15,427,500
Scientific Games International, Inc.	9.25%	6/15/2019	10,500	11,208,750
Seneca Gaming Corp.	7.25%	5/1/2012	10,000	9,900,000
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	17,725	15,686,625
Station Casinos, Inc.(g)	6.50%	2/1/2014	27,000	2,700
Turning Stone Casino Resort†	9.125%	9/15/2014	10,000	10,187,500
Wynn Las Vegas LLC/Capital Corp.	7.875%	11/1/2017	20,000	21,550,000

Total				265,035,615

Gas Distribution 4.17%

El Paso Corp.†	6.50%	9/15/2020	4,000	4,040,000
El Paso Corp.	7.00%	6/15/2017	30,000	32,005,980
El Paso Corp.	7.25%	6/1/2018	14,200	15,376,016
El Paso Corp.	7.75%	1/15/2032	10,000	10,433,590
El Paso Corp.	8.25%	2/15/2016	10,000	11,175,000
Ferrellgas LP/Ferrellgas Finance Corp.	6.75%	5/1/2014	15,950	16,308,875
Ferrellgas Partners LP	8.625%	6/15/2020	15,000	16,162,500
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	7,700	9,680,024
Inergy LP/Inergy Finance Corp.	8.25%	3/1/2016	23,500	24,792,500
Inergy LP/Inergy Finance Corp.	8.75%	3/1/2015	1,450	1,571,438
MarkWest Energy Partners LP	6.875%	11/1/2014	10,000	10,162,500
MarkWest Energy Partners LP	6.875%	11/1/2014	23,050	23,482,187
MarkWest Energy Partners LP	8.50%	7/15/2016	3,775	4,001,500
MarkWest Energy Partners LP	8.75%	4/15/2018	6,000	6,510,000
National Fuel Gas Co.	6.50%	4/15/2018	25,400	28,613,303
National Fuel Gas Co.	8.75%	5/1/2019	5,000	6,395,645
NiSource Finance Corp.	10.75%	3/15/2016	2,200	2,909,100
NorthernStar Natural Gas, Inc. PIK(g)	5.00%	5/15/2014	4,229	423

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gas Distribution (continued)

Northwest Pipeline GP	6.05%	6/15/2018	$5,025	$5,903,993
Northwest Pipeline GP	7.00%	6/15/2016	12,500	15,111,788
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	7,600	8,854,676
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	13,800	16,753,076
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	3/15/2020	6,600	7,045,500
Williams Cos., Inc. (The)	7.875%	9/1/2021	24,068	29,279,492
Williams Partners LP	5.25%	3/15/2020	10,350	11,272,361
Williams Partners LP	7.25%	2/1/2017	15,500	18,486,865

Total				336,328,332

Health Facilities 4.54%

Bausch & Lomb, Inc.	9.875%	11/1/2015	30,000	32,062,500
Biomet, Inc.	10.00%	10/15/2017	22,000	24,392,500
Capella Healthcare, Inc.†	9.25%	7/1/2017	10,000	10,725,000
Community Health Systems, Inc.	8.875%	7/15/2015	35,000	37,275,000
DaVita, Inc.	7.25%	3/15/2015	15,000	15,646,875
Hanger Orthopedic Group, Inc.	10.25%	6/1/2014	12,950	13,662,250
HCA, Inc.	6.375%	1/15/2015	22,500	22,556,250
HCA, Inc.	7.875%	2/15/2020	10,000	10,987,500
HCA, Inc.	9.125%	11/15/2014	33,500	35,384,375
HCA, Inc.	9.875%	2/15/2017	12,000	13,320,000
HealthSouth Corp.	8.125%	2/15/2020	24,650	25,759,250
Omega Healthcare Investors, Inc.†	6.75%	10/15/2022	2,900	2,880,063
Omega Healthcare Investors, Inc.†	7.50%	2/15/2020	7,750	8,166,562
Select Medical Corp.	7.625%	2/1/2015	20,000	19,625,000
Tenet Healthcare Corp.	8.875%	7/1/2019	6,850	7,594,937
Tenet Healthcare Corp.	9.25%	2/1/2015	15,000	16,181,250
UHS Escrow Corp.†	7.00%	10/1/2018	2,500	2,593,750
United Surgical Partners International, Inc.	8.875%	5/1/2017	21,500	22,091,250
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	30,000	30,600,000
VWR Funding, Inc. PIK	10.25%	7/15/2015	13,969	14,562,585

Total				366,066,897

Health Services 0.09%

Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (Ireland)†(b)	7.75%	9/15/2018	7,250	7,485,625

Hotels 1.07%

FelCor Lodging LP	10.00%	10/1/2014	9,950	10,857,938
Gaylord Entertainment Co.	6.75%	11/15/2014	9,600	9,456,000
Host Hotels & Resorts LP	6.375%	3/15/2015	15,000	15,431,250
Hyatt Hotels Corp.†	5.75%	8/15/2015	20,036	21,629,663
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	8,500	9,180,000
Starwood Hotels & Resorts Worldwide, Inc.	7.875%	10/15/2014	15,000	16,875,000
Wyndham Worldwide Corp.	5.75%	2/1/2018	3,250	3,265,116

Total				86,694,967

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Household & Leisure Products 0.38%

ACCO Brands Corp.	10.625%	3/15/2015	$3,600	$4,041,000
Mattel, Inc.	4.35%	10/1/2020	2,550	2,581,926
Whirlpool Corp.	8.60%	5/1/2014	20,000	23,832,360

Total				30,455,286

Insurance Brokerage 0.34%

HUB International Holdings, Inc.†	9.00%	12/15/2014	12,875	12,778,438
USI Holdings Corp.†	4.251%#	11/15/2014	17,250	14,770,312

Total				27,548,750

Integrated Energy 0.30%

Alta Wind Holdings LLC†	7.00%	6/30/2035	12,000	12,737,664
Petrobras International Finance Co. (Brazil)(b)	5.875%	3/1/2018	10,000	11,161,940

Total				23,899,604

Investments & Miscellaneous Financial Services 0.54%

FMR LLC†	5.35%	11/15/2021	14,800	15,708,261
KKR Group Finance Co.†	6.375%	9/29/2020	10,900	11,152,586
Nuveen Investments, Inc.	10.50%	11/15/2015	17,000	16,978,750

Total				43,839,597

Leisure 0.80%

Equinox Holdings, Inc.†	9.50%	2/1/2016	7,000	7,192,500
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	20,600	20,188,000
Speedway Motorsports, Inc.	8.75%	6/1/2016	15,450	16,763,250
Universal City Development Partners Ltd.	8.875%	11/15/2015	9,250	9,585,313
Universal City Development Partners Ltd.	10.875%	11/15/2016	10,000	10,875,000

Total				64,604,063

Life Insurance 0.50%

MetLife Capital Trust X†	9.25%	4/8/2038	15,075	17,863,875
MetLife, Inc.	4.75%	2/8/2021	3,650	3,880,246
MetLife, Inc.	5.00%	6/15/2015	10,000	11,109,700
Prudential Financial, Inc.	5.10%	9/20/2014	6,525	7,138,820

Total				39,992,641

Local-Authority 0.19%

New York City Industrial Development Agency†	11.00%	3/1/2029	12,000	15,520,320

Machinery 1.59%

Altra Holdings, Inc.	8.125%	12/1/2016	20,000	20,900,000
Baldor Electric Co.	8.625%	2/15/2017	35,000	37,625,000
Briggs & Stratton Corp.	8.875%	3/15/2011	10,000	10,350,000
Gardner Denver, Inc.	8.00%	5/1/2013	25,000	25,625,000
Manitowoc Co., Inc. (The)	9.50%	2/15/2018	20,450	21,472,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Machinery (continued)

Roper Industries, Inc.	6.25%	9/1/2019	$10,350	$11,999,966

Total				127,972,466

Managed Care 0.19%

Centene Corp.	7.25%	4/1/2014	15,000	15,562,500

Media: Broadcast 1.40%

Allbritton Communications Co.	8.00%	5/15/2018	12,825	12,921,187
Belo Corp.	8.00%	11/15/2016	10,000	10,737,500
Discovery Communications LLC	5.625%	8/15/2019	11,150	12,583,232
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	5,650	5,847,750
Gray Television, Inc.	10.50%	6/29/2015	10,000	10,037,500
Grupo Televisa SA (Mexico)(b)	6.00%	5/15/2018	5,050	5,649,061
ION Media Networks, Inc. PIK†(g)	8.381%	1/15/2013	11,064	165,953
LIN Television Corp.	6.50%	5/15/2013	12,075	12,135,375
LIN Television Corp.†	8.375%	4/15/2018	7,500	7,959,375
Salem Communications Corp.	9.625%	12/15/2016	8,475	9,047,063
Sinclair Television Group, Inc.†	9.25%	11/1/2017	8,750	9,428,125
Univision Communications, Inc. PIK†	9.75%	3/15/2015	17,489	16,756,362

Total				113,268,483

Media: Cable 2.19%

CCH II LLC/CCH II Capital Corp.	13.50%	11/30/2016	3,667	4,372,766
CCO Holdings LLC/CCO Holdings Capital Corp.†	8.125%	4/30/2020	20,000	21,300,000
CSC Holdings LLC	8.625%	2/15/2019	20,100	22,713,000
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	20,000	20,800,000
DISH DBS Corp.	7.125%	2/1/2016	26,000	27,462,500
Mediacom Broadband LLC	8.50%	10/15/2015	10,000	10,275,000
Mediacom Communications Corp.	9.125%	8/15/2019	32,450	33,748,000
Virgin Media Finance plc (United Kingdom)(b)	8.375%	10/15/2019	15,000	16,537,500
Virgin Media Finance plc (United Kingdom)(b)	9.50%	8/15/2016	17,500	19,862,500

Total				177,071,266

Media: Diversified 0.05%

Entravision Communications Corp.†	8.75%	8/1/2017	4,175	4,279,375

Media: Services 1.76%

Affinion Group, Inc.	10.125%	10/15/2013	6,000	6,180,000
Affinion Group, Inc.	11.50%	10/15/2015	12,200	12,947,250
Interpublic Group of Cos., Inc. (The)	6.25%	11/15/2014	23,000	24,552,500
Interpublic Group of Cos., Inc. (The)	10.00%	7/15/2017	15,000	17,587,500
Lamar Media Corp.	6.625%	8/15/2015	8,851	9,005,892
Lamar Media Corp.	7.875%	4/15/2018	7,500	7,912,500
Nielsen Finance LLC/Nielsen Finance Co.	7.75%	10/15/2018	5,450	5,410,052
Nielsen Finance LLC/Nielsen Finance Co.	11.50%	5/1/2016	2,750	3,135,000
Nielsen Finance LLC/Nielsen Finance Co. (12.50% after 8/1/2011)~	Zero Coupon	8/1/2016	18,000	18,112,500
WMG Acquisition Corp.	7.375%	4/15/2014	11,250	10,659,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2010

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Value
Media: Services (continued)

WMG Acquisition Corp.	9.50%	6/15/2016		$25,000	$26,875,000

Total					142,377,569

Medical Products 0.64%

Agilent Technologies, Inc.	5.50%	9/14/2015		14,450	16,263,475
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014		15,000	15,375,000
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016		12,500	13,625,000
Life Technologies Corp.	6.00%	3/1/2020		5,300	6,014,896

Total					51,278,371

Metals/Mining (Excluding Steel) 2.69%

Aleris International, Inc.(g)	10.00%	12/15/2016		14,175	41,816
Aleris International, Inc. PIK(g)	9.00%	12/15/2014		7,500	37,500
Arch Coal, Inc.	7.25%	10/1/2020		2,600	2,759,250
Arch Coal, Inc.	8.75%	8/1/2016		13,094	14,501,605
Barrick Gold Corp. (Canada)(b)	6.95%	4/1/2019		3,500	4,456,354
Cliffs Natural Resources, Inc.	5.90%	3/15/2020		10,000	10,998,550
CONSOL Energy, Inc.†	8.25%	4/1/2020		15,000	16,462,500
Foundation PA Coal Co.	7.25%	8/1/2014		14,000	14,402,500
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017		23,300	26,041,571
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020		14,500	14,398,065
Murray Energy Corp.†	10.25%	10/15/2015		10,000	10,425,000
Noranda Aluminum Acquisition Corp. PIK	5.373%#	5/15/2015		17,233	14,190,787
Patriot Coal Corp.	8.25%	4/30/2018		12,500	12,562,500
Peabody Energy Corp.	5.875%	4/15/2016		12,250	12,495,000
Peabody Energy Corp.	7.375%	11/1/2016		9,300	10,183,500
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.25%	4/15/2018		14,275	14,863,844
Teck Resources Ltd. (Canada)(b)	9.75%	5/15/2014		3,993	4,926,907
Teck Resources Ltd. (Canada)(b)	10.75%	5/15/2019		26,271	33,132,381

Total					216,879,630

Monoline Insurance 0.21%

Fidelity National Financial, Inc.	6.60%	5/15/2017		16,250	16,790,654

Multi-Line Insurance 0.16%

AXA SA (France)†(b)	6.379%	—	(h)	11,225	9,849,938
ZFS Finance (USA) Trust V†	6.50%	5/9/2037		3,024	2,842,560

Total					12,692,498

Oil Field Equipment & Services 0.85%

Complete Production Services, Inc.	8.00%	12/15/2016		17,125	17,724,375
Hornbeck Offshore Services, Inc.	8.00%	9/1/2017		12,500	12,265,625
Key Energy Services, Inc.	8.375%	12/1/2014		8,600	9,116,000
Offshore Group Investments Ltd.†	11.50%	8/1/2015		2,950	3,112,250
Pride International, Inc.	6.875%	8/15/2020		4,400	4,812,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil Field Equipment & Services (continued)

SEACOR Holdings, Inc.	7.375%	10/1/2019	$19,750	$21,572,866

Total				68,603,616

Oil Refining & Marketing 0.23%

Tesoro Corp.	9.75%	6/1/2019	17,000	18,785,000

Packaging 2.65%

Ardagh Packaging Finance plc (Ireland)†(b)	7.375%	10/15/2017	7,775	7,932,249
Ardagh Packaging Finance plc (Ireland)†(b)	9.125%	10/15/2020	9,500	9,666,744
Ball Corp.	6.625%	3/15/2018	10,000	10,550,000
Ball Corp.	7.375%	9/1/2019	15,000	16,387,500
Crown Americas LLC/Crown Americas Capital Corp. II	7.625%	5/15/2017	10,000	10,800,000
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	47,770	46,934,025
Graham Packaging Co. LP/GPC Capital Corp. I†	8.25%	1/1/2017	10,000	10,200,000
Graham Packaging Co. LP/GPC Capital Corp. I†	8.25%	10/1/2018	7,500	7,659,375
Graphic Packaging International Corp.	9.50%	8/15/2013	19,047	19,546,984
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	7.75%	10/15/2016	21,500	21,983,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.50%	5/15/2018	12,000	11,790,000
Sealed Air Corp.	7.875%	6/15/2017	15,000	16,271,940
Solo Cup Co.	8.50%	2/15/2014	15,400	13,321,000
Solo Cup Co.	10.50%	11/1/2013	1,000	1,040,000
Vitro SA de CV (Mexico)(b)(g)	9.125%	2/1/2017	20,000	9,950,000

Total				214,033,567

Pharmaceuticals 0.35%

Axcan Intermediate Holdings, Inc.	12.75%	3/1/2016	9,500	9,737,500
Genzyme Corp.†	3.625%	6/15/2015	4,500	4,777,187
Mylan, Inc.†	7.625%	7/15/2017	5,250	5,610,937
Mylan, Inc.†	7.875%	7/15/2020	7,500	8,071,875

Total				28,197,499

Printing & Publishing 0.13%

ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	10,000	10,200,000

Property & Casualty 0.29%

Liberty Mutual Group, Inc.†	10.75%	6/15/2058	20,000	23,800,000

Real Estate Investment Trusts 0.86%

Developers Diversified Realty Corp.	7.875%	9/1/2020	11,000	11,417,318
DuPont Fabros Technology LP	8.50%	12/15/2017	13,875	14,950,313
Health Care REIT, Inc.	6.125%	4/15/2020	10,000	10,725,110
ProLogis	5.625%	11/15/2016	12,000	11,567,616
ProLogis	6.875%	3/15/2020	21,000	20,680,674

Total				69,341,031

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Restaurants 0.30%

Wendy’s/Arby’s Restaurants LLC	10.00%	7/15/2016	$22,500	$24,046,875

Software/Services 1.82%

Ceridian Corp.	11.25%	11/15/2015	6,750	6,260,625
Fidelity National Information Services, Inc.†	7.625%	7/15/2017	5,000	5,362,500
Fidelity National Information Services, Inc.†	7.875%	7/15/2020	4,150	4,492,375
First Data Corp.	9.875%	9/24/2015	25,000	20,562,500
SERENA Software, Inc.	10.375%	3/15/2016	7,600	7,828,000
SunGard Data Systems, Inc.	9.125%	8/15/2013	28,900	29,658,625
SunGard Data Systems, Inc.	10.25%	8/15/2015	37,725	39,894,187
Syniverse Technologies, Inc.	7.75%	8/15/2013	10,000	10,262,500
Unisys Corp.†	12.75%	10/15/2014	4,994	5,967,830
Unisys Corp.†	14.25%	9/15/2015	4,006	4,787,170
Vangent, Inc.	9.625%	2/15/2015	12,500	11,515,625

Total				146,591,937

Specialty Retail 1.49%

Brookstone Co., Inc.	12.00%	10/15/2012	10,000	8,650,000
Limited Brands, Inc.	7.00%	5/1/2020	15,000	16,275,000
Limited Brands, Inc.	7.60%	7/15/2037	7,500	7,387,500
Limited Brands, Inc.	8.50%	6/15/2019	12,500	14,593,750
Michaels Stores, Inc.	10.00%	11/1/2014	7,000	7,411,250
QVC, Inc.†	7.125%	4/15/2017	7,800	8,112,000
QVC, Inc.†	7.375%	10/15/2020	17,500	18,200,000
Toys “R” Us Property Co. I LLC	10.75%	7/15/2017	23,575	26,757,625
Toys “R” Us Property Co. II LLC†	8.50%	12/1/2017	12,000	12,750,000

Total				120,137,125

Steel Producers/Products 0.95%

AK Steel Corp.	7.625%	5/15/2020	4,850	4,934,875
Algoma Acquisition Corp. (Canada)†(b)	9.875%	6/15/2015	18,700	16,759,875
Allegheny Ludlum Corp.	6.95%	12/15/2025	13,875	14,003,233
Allegheny Technologies, Inc.	9.375%	6/1/2019	10,200	12,346,488
Essar Steel Algoma, Inc. (Canada)†(b)	9.375%	3/15/2015	11,000	11,110,000
Steel Dynamics, Inc.†	7.625%	3/15/2020	7,500	7,818,750
United States Steel Corp.	7.375%	4/1/2020	9,200	9,637,000

Total				76,610,221

Support: Services 2.25%

Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	9.625%	3/15/2018	13,675	14,529,687
CHC Helicopter SA (Canada)†(b)	9.25%	10/15/2020	10,150	10,302,250
Corrections Corp. of America	7.75%	6/1/2017	28,000	30,240,000
Diversey, Inc.	8.25%	11/15/2019	8,150	8,761,250
Expedia, Inc.	8.50%	7/1/2016	14,250	15,568,125
FTI Consulting, Inc.†	6.75%	10/1/2020	6,500	6,581,250
FTI Consulting, Inc.	7.75%	10/1/2016	12,075	12,618,375
Hertz Corp. (The)†	7.50%	10/15/2018	20,000	20,100,000
Iron Mountain, Inc.	8.375%	8/15/2021	11,250	12,220,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Support: Services (continued)

PHH Corp.†	9.25%	3/1/2016	$5,750	$6,008,750
Travelport LLC	9.875%	9/1/2014	8,000	8,270,000
Travelport LLC/Travelport, Inc.†	9.00%	3/1/2016	18,500	18,453,750
United Rentals (North America), Inc.	10.875%	6/15/2016	16,000	18,140,000

Total				181,793,750

Telecommunications: Integrated/Services 2.70%

Angel Lux Common SA (Luxembourg)†(b)	8.875%	5/1/2016	39,000	41,632,500
Equinix, Inc.	8.125%	3/1/2018	15,000	16,087,500
Hellas II (Luxembourg)†(b)	6.001%#	1/15/2015	15,000	375,000
Hughes Network Systems LLC	9.50%	4/15/2014	11,500	11,960,000
Hughes Network Systems LLC	9.50%	4/15/2014	18,450	19,188,000
Intelsat Jackson Holdings SA (Luxembourg)(b)	11.25%	6/15/2016	11,000	12,017,500
Intelsat Luxembourg SA (Luxembourg)(b)	11.25%	2/4/2017	35,300	37,991,625
MasTec, Inc.	7.625%	2/1/2017	12,500	12,531,250
Qwest Communications International, Inc.	8.00%	10/1/2015	9,100	9,896,250
Telecom Italia Capital SA (Italy)(b)	7.175%	6/18/2019	5,250	6,172,147
Telemar Norte Leste SA (Brazil)†(b)	5.50%	10/23/2020	9,532	9,698,810
Valor Telecommunications Enterprises LLC	7.75%	2/15/2015	12,000	12,426,660
Windstream Corp.	7.00%	3/15/2019	28,000	27,580,000

Total				217,557,242

Telecommunications: Wireless 4.56%

CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	40,000	44,400,000
Digicel Group Ltd. (Jamaica)†(b)	10.50%	4/15/2018	12,000	13,230,000
DigitalGlobe, Inc.	10.50%	5/1/2014	33,250	37,156,875
GeoEye, Inc.	9.625%	10/1/2015	17,000	18,636,250
Inmarsat Finance plc (United Kingdom)†(b)	7.375%	12/1/2017	10,000	10,500,000
iPCS, Inc. PIK	3.716%#	5/1/2014	4,868	4,660,886
MetroPCS Wireless, Inc.	7.875%	9/1/2018	19,500	20,182,500
MetroPCS Wireless, Inc.	9.25%	11/1/2014	35,000	36,837,500
NII Capital Corp.	8.875%	12/15/2019	16,250	18,139,062
NII Capital Corp.	10.00%	8/15/2016	15,840	18,097,200
SBA Telecommunications, Inc.	8.25%	8/15/2019	10,000	11,050,000
Sprint Capital Corp.	6.90%	5/1/2019	45,000	45,450,000
Sprint Nextel Corp.	8.375%	8/15/2017	25,000	27,250,000
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	11,450	11,807,240
ViaSat, Inc.	8.875%	9/15/2016	12,750	13,785,938
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	21,625	24,341,641
Wind Acquisition Finance SA (Italy)†(b)	12.00%	12/1/2015	12,000	12,765,000

Total				368,290,092

Theaters & Entertainment 0.57%

AMC Entertainment, Inc.	8.00%	3/1/2014	6,000	6,082,500
Cinemark USA, Inc.	8.625%	6/15/2019	15,500	16,585,000
Live Nation Entertainment, Inc.†	8.125%	5/15/2018	20,000	20,300,000
Regal Entertainment Group	9.125%	8/15/2018	3,175	3,345,656

Total				46,313,156

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Transportation (Excluding Air/Rail) 0.25%

Asciano Finance Ltd. (Australia)†(b)	4.625%	9/23/2020	$9,750	$9,853,116
Commercial Barge Line Co.	12.50%	7/15/2017	9,500	10,497,500

Total				20,350,616

Total High Yield Corporate Bonds (cost $6,083,547,087)				6,390,873,344

MUNICIPAL BONDS 0.28%

Other Revenue 0.20%

Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	14,650	15,754,756

Transportation 0.08%

Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.395%	1/1/2040	5,980	6,358,654

Total Municipal Bonds (cost $20,924,734)				22,113,410

			Shares (000)
NON-CONVERTIBLE PREFERRED STOCKS 0.17%

Agency/Government Related 0.00%

Fannie Mae*			481	209,409

Banking 0.17%

Citigroup Capital XIII*			131	3,270,000
US Bancorp*			13	10,036,000

Total				13,306,000

Total Non-Convertible Preferred Stocks (cost $23,964,030)				13,515,409

	Exercise Price	Expiration Date
WARRANTS 0.02%

Auto Parts & Equipment 0.02%

Cooper-Standard Holdings, Inc.* (a)	$27.33	11/27/2017	37	594,720
Cooper-Standard Holdings, Inc.*	27.33	11/27/2017	46	741,328

Total				1,336,048

Media: Cable 0.00%

Charter Communications, Inc.*	46.86	11/30/2014	84	462,429

Total Warrants (cost $1,116,680)				1,798,477

Total Long-Term Investments (cost $7,565,176,848)				7,977,329,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2010

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 0.50%

Repurchase Agreement

Repurchase Agreement dated 9/30/2010, 0.04% due 10/1/2010 with Fixed Income Clearing Corp. collateralized by $41,275,000 of Federal Home Loan Bank at 0.58% due 6/1/2011; value: $41,429,781 proceeds: $40,615,105 (cost $40,615,060)	$40,615	$40,615,060

Total Investments in Securities 99.33% (cost $7,605,791,908)		8,017,944,640

Cash and Other Assets in Excess of Liabilities(j) 0.67%		54,332,342

Net Assets 100.00%		$8,072,276,982

ETF Exchange Traded Fund.

EUR Euro dollar.

PIK Payment-in-kind.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2010.
(a)	Restricted securities of Cooper Standard Holdings, Inc. acquired through private placement for the period ending September 30, 2010 are as follows:

Investment Type	Acquisition Date	Acquired Shares	Cost on Acquisition Date	Fair value per share at September 30, 2010
Common Stock	May 24, 2010	641,740	$14,133,517	$35.50
Convertible Preferred Stock	May 24, 2010	21,945	2,194,500	160.00
Convertible Preferred Stock	July 19, 2010	227	22,700	160.00
Warrant	May 27, 2010	37,170	—	16.00

(b)	Foreign security traded in U.S. dollars.
(c)	Restricted security. The Fund acquired 1,597,250 shares in a private placement on June 11, 2009 for a cost of $29,948,438. The fair value per share on September 30, 2010 is $32.50.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at September 30, 2010.
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of September 30, 2010.
(g)	Defaulted security.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Escrow stubs.
(j)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on open futures contracts, as follows:

Open Futures Contracts At September 30, 2010

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2010	1,000	Short	$(126,046,875)	$(2,028,077)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(e)	Futures Contracts-The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

Notes to Schedule of Investments (unaudited)(continued)

(f)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)	Floating Rate Loans-The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of September 30, 2010, the Fund had no unfunded loan commitments.

(h)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1	Level 2	Level 3	Total
Common Stocks	$313,898,318	$22,781,770	$—	$336,680,088
Convertible Bonds	—	670,273,294	—	670,273,294
Convertible Preferred Stocks	205,653,836	104,596,145	—	310,249,981
Floating Rate Loans	—	201,811,472	—	201,811,472
Foreign Bond	—	9,708,046	—	9,708,046
Government Sponsored Enterprises Pass-Through	—	20,306,059	—	20,306,059
High Yield Corporate Bonds	—	6,390,872,921	423	6,390,873,344
Municipal Bonds	—	22,113,410	—	22,113,410
Non-Convertible Preferred Stock	3,479,409	10,036,000	—	13,515,409
Warrants	462,429	1,336,048	—	1,798,477
Repurchase Agreement	—	40,615,060	—	40,615,060

Total	$523,493,992	$7,494,450,225	$423	$8,017,944,640

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(2,028,077)	—	—	(2,028,077)

Total	$(2,028,077)	$—	$—	$(2,028,077)

*	See Schedule of Investments for values in each industry.

The following is a reconciliation of investment for unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	High Yield Corporate Bonds
Balance as of January 1, 2010	$3,488,847
Accrued discounts/premiums	(51,390)
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(3,437,034)
Net purchases (sales)	—
Net transfers in or out of level 3	—

Balance as of September 30, 2010	$423

(i)	Disclosures about Derivative Instruments and Hedging Activities-The Fund entered into U.S. Treasury futures contracts during the period ended September 30, 2010 (as described in note 2(e)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of September 30, 2010, the Fund had a futures interest rate contract with a cumulative unrealized depreciation of $(2,028,077), which is included in the Schedule of Investments.

Notes to Schedule of Investments (unaudited)(concluded)

3. FEDERAL TAX INFORMATION

As of September 30, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$7,682,971,070

Gross unrealized gain	611,448,779
Gross unrealized loss	(276,475,209)

Net unrealized security gain	$334,973,570

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales, premium amortization, and certain securities.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 24, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 24, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 24, 2010